Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 191,995	$ 200,769
Marketable securities	92,666	36,867
Trade and other receivables	82,307	76,103
Inventories	412,005	265,105
Derivative assets	17,700	36,218
Prepaid expenses and other current assets	37,285	40,033
Current assets	833,958	655,095
Non-current assets
Restricted cash	15,322	14,511
Inventories	200,368	148,141
Mineral properties, plant and equipment	3,225,213	2,840,499
Investments in associates	29,263	150,834
Other non-current assets	46,253	47,317
Total assets	4,350,377	3,856,397
Current liabilities
Accounts payable and accrued liabilities	246,522	239,808
Current portion of loans and borrowings	138,604	0
Current portion of deferred revenue	39,598	0
Current portion of derivative liabilities	8,829	1,899
Other current liabilities	46,048	30,017
Current liabilities	479,601	271,724
Non-current liabilities
Loans and borrowings	786,376	828,024
Deferred revenue	194,535	0
Reclamation and closure cost provisions	120,083	95,514
Derivative liabilities	11,082	8,806
Deferred income tax liabilities	244,704	262,022
Other non-current liabilities	71,535	38,527
Total liabilities	1,907,916	1,504,617
Shareholders’ equity
Common shares	2,085,565	2,035,974
Reserves	79,077	41,620
Accumulated other comprehensive loss	(70,730)	(52,076)
Retained earnings	348,549	326,262
Total equity	2,442,461	2,351,780
Total liabilities and equity	$ 4,350,377	$ 3,856,397